Other income, gains or loss - net - Remeasurement of redemption liability (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2022
Other Income Gains Or Losses [Line items]
Guarantee loss, net	¥ 10,757,000	¥ (69,185,000)
Share purchase agreement
Other Income Gains Or Losses [Line items]
Equity interest acquired (as a percent)			20.00%
BER Technology | Share purchase agreement
Other Income Gains Or Losses [Line items]
Contractual consideration			¥ 15,000,000